Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current income tax	$ 16,576,316	$ 1,181,550	$ 3,416
Deferred income tax	2,684,232	11,166,845	(2,810,102)
Income tax expense (benefits)	$ 19,260,548	$ 12,348,395	$ (2,806,686)